Bank Borrowings - Schedule of Bank Borrowings (Details)	Dec. 31, 2025 MYR (RM)	Dec. 31, 2025 USD ($)	Dec. 31, 2024 MYR (RM)
Schedule of Bank Borrowing [Abstract]
Non-current	RM 746,807	$ 184,124	RM 39,774
Current	95,008	23,424	13,255
Total bank borrowings	RM 841,815	$ 207,548	RM 53,029